Total Equity - Non-Controlling Interests (Details) - USD ($) $ in Millions					12 Months Ended
	Sep. 27, 2022	Sep. 26, 2022	Apr. 28, 2022	Apr. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Total equity
Carrying value					$ 3,659.6	$ 4,930.2
Net earnings (loss) attributable to non-controlling interests					$ 139.6	$ 265.5
Allied World
Total equity
Proportion of ownership interest in subsidiary	82.90%	70.90%
Consideration paid	$ 733.5
Loss recognized in retained earnings due to changes in capitalization of non-controlling interests	$ 228.1
Fairfax India
Total equity
Voting percentage					5.60%	6.10%
Economic ownership percentage					65.30%	69.90%
Addition subordinate shares					5,416,000
Recipe
Total equity
Voting percentage						39.00%
Economic ownership percentage						61.50%
Allied World
Total equity
Dividends paid			$ 126.4	$ 126.4
Brit | Ki Insurance
Total equity
Capital contribution					$ 152.0
Insurance and reinsurance companies
Total equity
Carrying value					1,969.2	$ 2,931.4
Net earnings (loss) attributable to non-controlling interests					$ 2.8	$ 221.2
Insurance and reinsurance companies | Allied World
Total equity
Voting percentage					17.10%	29.10%
Carrying value					$ 761.1	$ 1,419.6
Net earnings (loss) attributable to non-controlling interests					$ (5.6)	$ 117.8
Insurance and reinsurance companies | Brit
Total equity
Voting percentage					13.80%	13.80%
Carrying value					$ 658.8	$ 559.3
Net earnings (loss) attributable to non-controlling interests					$ (23.2)	$ 14.0
Insurance and reinsurance companies | Odyssey Group
Total equity
Voting percentage					9.99%	9.99%
Carrying value					$ 499.2	$ 550.0
Net earnings (loss) attributable to non-controlling interests					19.6
Insurance and reinsurance companies | All other
Total equity
Carrying value					50.1	402.5
Net earnings (loss) attributable to non-controlling interests					12.0	89.4
Non-insurance companies
Total equity
Carrying value					1,690.4	1,998.8
Net earnings (loss) attributable to non-controlling interests					136.8	44.3
Non-insurance companies | Restaurants and retail
Total equity
Carrying value					208.1	494.3
Net earnings (loss) attributable to non-controlling interests					$ 32.7	$ 11.8
Non-insurance companies | Fairfax India
Total equity
Voting percentage					5.60%	6.10%
Carrying value					$ 1,080.2	$ 1,133.1
Net earnings (loss) attributable to non-controlling interests					$ 114.2	$ 72.7
Non-insurance companies | Thomas Cook India
Total equity
Voting percentage					26.70%	33.20%
Carrying value					$ 61.3	$ 56.3
Net earnings (loss) attributable to non-controlling interests					1.1	(16.8)
Non-insurance companies | All other
Total equity
Carrying value					340.8	315.1
Net earnings (loss) attributable to non-controlling interests					$ (11.2)	$ (23.4)